PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2020 and 2021, prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
Prepayment for vehicle purchase(1)	$—	$32,091
Other receivables (2)	—	19,249
Deductible input VAT	29	545
Advance to suppliers	412	23
Others (3)	—	1,362
Prepaid expenses and other current assets	$441	$53,270

(1)	The balance mainly represents pre-payments to the dealership operators who are operators of the used car dealership with whom the Company set up special purpose holding companies to operate the used car business, mainly to purchase used vehicles from the market.
(2)	The balance represents cash advances paid to the dealership operators for purchasing used vehicles historically and shall be repaid in cash, and the balance is secured using ordinary shares of the Company to be issued to them as agreed with the dealership operator (Note 8).
(3)	Others mainly included prepaid rent, staff advances, prepaid marketing fee, advertising fee, professional fee, and other receivables incurred for daily operations.